Investments in Associates (Details) - Schedule of summarized information of the Group’s share of profit (loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Investments in Associates (Details) - Schedule of summarized information of the Group’s share of profit (loss) [Line Items]
Revenues	$ 536	$ 435	$ 842
Net income (loss)	638	(22,166)	(4,523)
The Group’s share of profit (loss)	209	(7,248)	(1,479)
Star Rock SAL Lebanon [Member]
Investments in Associates (Details) - Schedule of summarized information of the Group’s share of profit (loss) [Line Items]
Revenues	4	11	47
Net income (loss)	81	(2,456)	(492)
The Group’s share of profit (loss)	26	(803)	(161)
Sina SAL Lebanon [Member]
Investments in Associates (Details) - Schedule of summarized information of the Group’s share of profit (loss) [Line Items]
Revenues			4
Net income (loss)	85	(2,007)	(340)
The Group’s share of profit (loss)	28	(656)	(111)
Silver Rock SAL Lebanon [Member]
Investments in Associates (Details) - Schedule of summarized information of the Group’s share of profit (loss) [Line Items]
Revenues	6	2	41
Net income (loss)	33	(2,608)	(620)
The Group’s share of profit (loss)	11	(853)	(203)
Golden Rock SAL Lebanon [Member]
Investments in Associates (Details) - Schedule of summarized information of the Group’s share of profit (loss) [Line Items]
Revenues	526	422	750
Net income (loss)	439	(15,095)	(3,071)
The Group’s share of profit (loss)	$ 144	$ (4,936)	$ (1,004)